Accrued liabilities - Other tax payables (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
EPC | Value Added Tax
Accrued Liabilities [Line Items]
Other tax payables	$ 5,819	$ 6,137